                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]:  Amendment Number:

   This Amendment (Check only one.):        [   ] is a restatement.
                                            [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


/S/ THOMAS D. STERN             New York, New York            August 13, 2001
-------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:   $2,002,167 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


COLUMN 1           COLUMN 2  COLUMN 3      COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
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                   TITLE OF                   VALUE     SHRS OR     SH/  PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER     CLASS     CUSIP          (x $1000)   PRN AMT     PRN  CALL  DISCRETION  MANAGERS  SOLE        SHARED     NONE
--------------------------------------------------------------------------------------------------------------------------------
SHAW COMMUNI-
CATIONS INC        CL B      82028K 20 0    701,614    29,554,088   SH         SOLE                  29,554,088
ALBERTA ENERGY
LTD                COM       012873 10 5    695,731    16,870,298   SH         SOLE                  16,870,298
JONES APPAREL
GROUP INC          COM       480074 10 3    250,181     5,791,236   SH         SOLE                   5,791,236
YANKEE CANDLE INC  COM       984757 10 4    154,816     8,152,476   SH         SOLE                   8,152,476
BLYTH INC          COM       09643P 10 8    121,217     4,714,794   SH         SOLE                   4,714,794
CORUS              COM CL B
ENTERTAINMENT INC  NON VTG   220874 10 1     78,608     3,402,945   SH         SOLE                   3,402,945